Goodwill and other intangible assets - Summary of goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Cost at the beginning of the year	$ 968	$ 968
Cost at the end of the year	$ 968	$ 968